Consolidated Balance Sheets	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Current assets
Cash and cash equivalents	$ 150,505,472	933,826,251	1,212,157,293
Restricted cash and time deposits	126,542,404	785,145,000	226,100,000
Short-term investments	270,792,084	1,680,156,566	1,307,892,890
Accounts receivable, net	58,638,443	363,828,085	197,715,605
Due from related parties	1,189,668	7,381,412	3,393,089
Prepayments and other assets	49,222,906	305,408,441	424,839,088
Deferred tax assets	6,877,629	42,672,938	40,387,485
Total current assets	663,768,606	4,118,418,693	3,412,485,450
Non current assets
Equity investments	128,903,924	799,797,289	470,018,715
Time deposits	9,058,311	56,203,194	108,135,489
Restricted time deposits	1,231,454	7,640,679	7,597,873
Property, equipment and software, net	211,044,590	1,309,447,262	1,353,740,512
Construction in progress	1,318,345	8,179,806	14,051,462
Intangible assets, net	46,906,537	291,036,300	330,718,241
Goodwill	77,307,707	479,663,396	511,270,880
Prepayments and other assets	9,521,603	59,077,740	86,177,977
Deferred tax assets	11,313	70,195	50,830,484
Total assets	1,149,072,390	7,129,534,554	6,345,027,083
Current liabilities
Accounts payable (including amounts of the consolidated variable interest entities ("VIEs") without recourse to the primary beneficiaries of RMB67,041,366 and RMB132,744,631 (US$21,394,551) as of December 31, 2013 and 2014, respectively.)	26,661,941	165,426,666	95,908,036
Short-term bank loans (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of Nil as of December 31, 2013 and 2014.)	71,992,876	446,687,000	213,391,500
Advances from customers (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB98,095,951 and RMB62,309,170 (US$10,042,415) as of December 31, 2013 and 2014, respectively.)	10,620,320	65,894,840	102,469,102
Salary and welfare payable (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB46,858,285 and RMB70,507,030 (US$11,363,671) as of December 31, 2013 and 2014, respectively.)	57,967,934	359,667,845	287,057,153
Taxes payable (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB24,364,827 and RMB28,658,921 (US$4,618,980) as of December 31, 2013 and 2014, respectively.)	12,558,723	77,921,853	59,756,556
Accrued expenses and other liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB142,668,385 and RMB76,017,961 (US$12,251,871) as of December 31, 2013 and 2014, respectively.)	18,200,872	112,929,130	188,939,187
Due to related parties (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB41,750 and RMB2,818,875 (US$454,320) as of December 31, 2013 and 2014, respectively.)	462,379	2,868,875	91,750
Deferred revenues (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB577,673,767 and RMB676,581,571 (US$109,045,155) as of December 31, 2013 and 2014, respectively.)	139,155,829	863,406,258	742,171,227
Deferred tax liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB262,000 and RMB345,000 (US$55,604) as of December 31, 2013 and 2014, respectively.)	17,494,847	108,548,529	87,173,299
Deferred government grants (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB5,000,000 and RMB1,200,000 (US$193,405) as of December 31, 2013 and 2014, respectively.)	220,525	1,368,270	5,000,000
Total current liabilities	355,336,246	2,204,719,266	1,781,957,810
Non current liabilities
Deferred revenues (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB11,709,845 and RMB18,149,363 (US$2,925,146) as of December 31, 2013 and 2014, respectively.)	5,748,959	35,669,989	38,655,431
Deferred tax liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB9,087,650 and RMB18,684,696 (US$3,011,426) as of December 31, 2013 and 2014, respectively.)	3,286,536	20,391,642	13,408,787
Other long-term liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB1,000,000 and Nil as of December 31, 2013 and 2014, respectively.)			2,800,000
Total liabilities	364,371,741	2,260,780,897	1,836,822,028
Commitments and contingencies
Shareholders' Equity
Ordinary shares (US$0.0001 par value, 10,000,000,000 shares authorized, 29,671,195 Class A ordinary shares issued and outstanding, 217,308,865 Class B ordinary shares issued and outstanding as of December 31, 2013; 29,671,195 Class A ordinary shares issued and outstanding, 219,078,955 Class B ordinary shares issued and outstanding as of December 31, 2014)	31,926	198,091	197,003
Additional paid-in capital	83,843,846	520,217,528	452,966,738
Statutory reserves	53,465,307	331,730,844	312,339,625
Accumulated other comprehensive loss	(25,311,718)	(157,049,083)	(126,536,702)
Retained earnings	666,865,225	4,137,631,977	3,832,064,435
Total Perfect World Shareholders' Equity	778,894,586	4,832,729,357	4,471,031,099
Non-controlling interests	5,806,063	36,024,300	37,173,956
Total Shareholders' Equity	784,700,649	4,868,753,657	4,508,205,055
Total Liabilities and Shareholders' Equity	$ 1,149,072,390	7,129,534,554	6,345,027,083